Fair Value of Financial Instruments - Summary of Convertible Notes (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Convertible notes, Beginning Balance	$ 333,145	$ 324,395
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	3,219	30,739
Change in fair value recognized in consolidated statement of comprehensive (loss)/income		16,355
Repurchase of U.S. Notes		(38,344)
Convertible notes, Ending Balance	$ 336,364	$ 333,145